SUBSEQUENT EVENTS (Distributions) (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
	Jan. 23, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Distributions declared per common share (in dollars per share)		$ 0.008600	$ 0.009000	$ 0.009000	$ 0.008600	$ 2.950	$ 0.016	$ 0.016	$ 0.016	$ 0.03	$ 3.00	$ 3.89
Distributions		$ 596			$ 578					$ 1,721	$ 162,694	$ 203,809
Subsequent Event | Dividend Declared
Subsequent Event [Line Items]
Distributions declared per common share (in dollars per share)	$ 0.00860000
Distributions	$ 600